Cover	May 28, 2026
Cover [Abstract]
Entity Registrant Name	CYTTA CORP.
Entity Central Index Key	0001383088
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 28, 2026
Entity File Number	000-55976
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0505761
Entity Address Address Line 1	5450 W Sahara Avenue
Entity Address Address Line 2	Suite 300A
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89146
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	900-7022